Concentration and Risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Concentration of risk
Cash, cash equivalents and restricted cash	$ 137,053	¥ 954,136	$ 161,798	¥ 1,126,407	¥ 632,439	¥ 211,347
Concentrations of credit risk | cash and cash equivalents | PRC, excluding Hong Kong
Concentration of risk
Cash, cash equivalents and restricted cash		937,251		961,803
Concentrations of credit risk | cash and cash equivalents | Hong Kong
Concentration of risk
Cash, cash equivalents and restricted cash		8,956		223,326
Concentration of foreign currency risks | cash and cash equivalents | RMB
Concentration of risk
Cash and time deposits		¥ 681,203		¥ 526,009